Cover	Oct. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2024
Entity File Number	001-13779
Entity Registrant Name	W. P. Carey Inc.
Entity Central Index Key	0001025378
Entity Tax Identification Number	45-4549771
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	395 9th Avenue
Entity Address, Address Line Two	58th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	WPC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false